Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segments
Segments

The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities
Investment Management	Investment Management
Insurance Solutions	Individual Life Employee Benefits

The Company also has a Corporate segment, which includes the financial data not directly related to the businesses and Closed Block segments, which include non-strategic products that are in run-off and no longer being actively marketed and sold.

These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. The following is a brief description of these segments, as well as Corporate and Closed Block segments.

Retirement Solutions

The Retirement Solutions business provides its products through two segments: Retirement and Annuities. The Retirement segment provides tax-deferred, employer-sponsored retirement savings plans and administrative services in corporate, education, healthcare and government markets, as well as rollover IRAs and other retail financial products. The Annuities segment primarily provides fixed and indexed annuities, tax-qualified mutual fund custodial products and payout annuities for pre-retirement wealth accumulation and post-retirement income management sold through multiple channels.

Investment Management

The Investment Management business provides investment products and retirement solutions through a broad range of traditional and alternative asset classes, geographies and styles, in separate accounts, pooled accounts, annuity portfolios and mutual funds. Products and services are offered to institutional clients, including public, corporate and union retirement plans, endowments and foundations and insurance companies, as well as individual investors and affiliated U.S. businesses and are distributed through the Company's direct sales force, consultant channel and intermediary partners (such as banks, broker-dealers and independent financial advisers).

Insurance Solutions

The Insurance Solutions business provides its products through two segments: Individual Life and Employee Benefits. The Individual Life segment provides wealth protection and transfer opportunities through universal, variable, whole life and term products, distributed through independent channels to meet the needs of a broad range of customers from the middle market through affluent market segments. The Employee Benefits segment provides stop loss, group life, voluntary employee paid and disability products to mid-sized and large businesses.

Corporate

Corporate includes corporate operations and corporate level assets and financial obligations. The Corporate segment includes investment income on assets backing surplus in excess of amounts held at the segment level, financing and interest expenses, other items not allocated to segments, such as certain expenses and liabilities of employee benefit plans and intercompany eliminations.

Closed Blocks

Closed Blocks include the Closed Block Variable Annuity, Closed Block Institutional Spread Products and Closed Block Other, which are in run-off. Closed Block Variable Annuity and Closed Block Institutional Spread Products (which issues guaranteed investment contracts and funding agreements) are no longer being actively marketed and sold, but are managed to protect regulatory and rating agency capital from equity market movements. The Closed Block Other segment mainly consists of the contingent consideration and loss related to the 2010 sale of three of the Company’s broker dealers and the amortization of the deferred gain related to the divestment of Group Reinsurance in 2010 via reinsurance and the Individual Reinsurance segment that was divested in 2004 via reinsurance.

Measurement

Operating earnings before income taxes is an internal measure used by management to evaluate segment performance. The Company uses the same accounting policies and procedures to measure segment operating earnings before income taxes as it does for consolidated net income (loss). Operating earnings before income taxes does not replace net income (loss) as the U.S. GAAP measure of the Company’s consolidated results of operations. However, the Company believes that the definitions of operating earnings before income taxes provide users with a more valuable measure of its business and segment performances and enhance the understanding of the Company’s performance by highlighting performance drivers. Each segment’s income (loss) before income taxes is calculated by making adjustments for the following items:

•
Net investment gains (losses), net of related amortization of DAC, VOBA, sales inducements and unearned revenue. Net investment gains (losses) include gains (losses) on the sale of securities, impairments, changes in the fair value of investments using the FVO unrelated to the implied loan-backed security income recognition for certain mortgage-backed obligations and changes in the fair value of derivative instruments, excluding realized gains (losses) associated with swap settlements and accrued interest;

•
Net guaranteed benefit hedging gains (losses), which include changes in the fair value of derivatives related to guaranteed benefits, net of related reserve increases (decreases) and net of related amortization of DAC, VOBA and sales inducements, less the estimated cost of these benefits. The estimated cost, which is reflected in operating results, reflects the expected cost of these benefits if markets perform in line with the Company's long-term expectations and includes the cost of hedging. All other derivative and reserve changes related to guaranteed benefits are excluded from operating results, including the impacts related to changes in the Company's nonperformance spread;

•	Income (loss) related to business exited through reinsurance or divestment;

•	Income (loss) attributable to noncontrolling interests;

•	Income (loss) related to early extinguishments of debt;

•	Impairment of goodwill, value of management contract rights and value of customer relationships acquired;

•	Immediate recognition of net actuarial gains (losses) related to the Company’s pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments; and

•
Other items, including restructuring expenses (severance, lease write-offs, etc.), integration expenses related to the Company’s acquisition of CitiStreet and certain third-party expenses related to the anticipated divestment of the Company by ING Group.

Operating earnings before income taxes also does not reflect the results of operations of the Company's Closed Block Variable Annuity segment, since this segment is managed to focus on protecting regulatory and rating agency capital rather than achieving operating metrics. When the Company presents the adjustments to Income (loss) before income taxes on a consolidated basis, each adjustment excludes the relative portions attributable to the Company's Closed Block Variable Annuity segment.

The summary below reconciles operating earnings before income taxes for the segments to Income (loss) before income taxes for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Retirement Solutions:
Retirement	$137.8	$123.9
Annuities	54.3	36.4
Investment Management	30.1	33.0
Insurance Solutions:
Individual Life	50.8	55.0
Employee Benefits	12.4	15.6
Total Ongoing Businesses	285.4	263.9
Corporate	(50.1)	(48.4)
Closed Blocks:
Closed Block Institutional Spread Products	22.1	22.1
Closed Block Other	(0.7)	2.2
Closed Blocks	21.4	24.3
Total operating earnings before income taxes	256.7	239.8

Adjustments:
Closed Block Variable Annuity	(477.1)	(907.7)
Net investment gains (losses) and related charges and adjustments	41.8	60.3
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	3.1	137.4
Loss related to businesses exited through reinsurance or divestment	(16.9)	(12.6)
Income (loss) attributable to noncontrolling interests	(13.5)	(15.6)
Other adjustments to operating earnings	(8.4)	(14.5)
Income (loss) before income taxes	$(214.3)	$(512.9)

Operating revenues is a measure of the Company's segment revenues. The Company calculates operating revenues by adjusting each segment's revenues for the following items:

•
Net realized investment gains (losses) and related charges and adjustments include gains (losses) on the sale of securities, impairments, changes in the fair value of investments using the FVO unrelated to the implied loan-backed security income recognition for certain mortgage-backed obligations and changes in the fair value of derivative instruments, excluding realized gains (losses) associated with swap settlements and accrued interest. These are net of related amortization of unearned revenue;

•
Gain (loss) on change in fair value of derivatives related to guaranteed benefits include changes in the fair value of derivatives related to guaranteed benefits, less the estimated cost of these benefits. The estimated cost, which is reflected in operating results, reflects the expected cost of these benefits if markets perform in line with the Company's long-term expectations and includes the cost of hedging. All other derivative and reserve changes related to guaranteed benefits are excluded from operating revenues, including the impacts related to changes in the Company's nonperformance spread;

•	Revenues related to businesses exited through reinsurance or divestment;

•	Revenues attributable to noncontrolling interests; and

•
Other adjustments to operating revenues primarily reflect fee income earned by the Company's broker-dealers for sales of non-proprietary products, which are reflected net of commission expense in the Company's segments’ operating revenues, as well as other items where the income is passed on to third parties.

Operating revenues also do not reflect the revenues of the Company's Closed Block Variable Annuity segment, since this segment is managed to focus on protecting regulatory and rating agency capital rather than achieving operating metrics. When the Company presents the adjustments to Total revenues on a consolidated basis, each adjustment excludes the relative portions attributable to the Company's Closed Block Variable Annuity segment.

The summary below reconciles operating revenues for the segments to Total revenues for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Retirement Solutions:
Retirement	$583.2	$580.4
Annuities	307.6	351.2
Investment Management	131.9	130.6
Insurance Solutions:
Individual Life	687.1	712.0
Employee Benefits	318.1	313.3
Total Ongoing Businesses	2,027.9	2,087.5
Corporate	17.1	14.2
Closed Blocks:
Closed Block Institutional Spread Products	38.3	43.0
Closed Block Other	7.2	10.4
Closed Blocks	45.5	53.4
Total operating revenues	2,090.5	2,155.1

Adjustments:
Closed Block Variable Annuity	(444.0)	(978.8)
Net realized investment gains (losses) and related charges and adjustments	30.4	103.3
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	20.6	125.3
Revenues related to businesses exited through reinsurance or divestment	(12.1)	7.5
Revenues (loss) attributable to noncontrolling interests	40.3	21.3
Other adjustments to operating revenues	92.9	51.6
Total revenues	$1,818.6	$1,485.3

Segment Information

The following is a summary of certain financial information for the Company’s segments for the periods indicated.

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Three Months Ended March 31,
	2013	2012
Investment management intersegment revenues	$39.3	$40.1

The summary below presents Total assets for the Company’s segments as of the dates indicated:

	March 31, 2013	December 31, 2012
Retirement Solutions:
Retirement	$90,230.1	$86,504.3
Annuities	27,172.9	27,718.6
Investment Management	418.2	498.5
Insurance Solutions:
Individual Life	25,750.2	25,319.0
Employee Benefits	2,584.2	2,657.0
Total Ongoing Businesses	146,155.6	142,697.4
Corporate	5,270.4	5,593.4
Closed Blocks:
Closed Block Variable Annuity	49,001.4	49,157.6
Closed Block Institutional Spread Products	5,034.2	4,392.2
Closed Block Other	7,932.2	8,239.1
Closed Blocks	61,967.8	61,788.9
Total assets of segments	213,393.8	210,079.7
Noncontrolling interest	7,456.2	6,314.5
Total assets	$220,850.0	$216,394.2

Segments

The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities
Investment Management	Investment Management
Insurance Solutions	Individual Life Employee Benefits

The Company also has a Corporate segment, which includes the financial data not directly related to the businesses and Closed Block segments, which include non-strategic products that are in run-off and no longer being actively marketed and sold.

These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. The following is a brief description of these segments, as well as Corporate and Closed Block segments.

Retirement Solutions

The Retirement Solutions business provides its products through two segments: Retirement and Annuities. The Retirement segment provides tax-deferred, employer-sponsored retirement savings plans and administrative services in corporate, education, healthcare and government markets, as well as rollover IRAs and other retail financial products. The Annuities segment primarily provides fixed and indexed annuities, tax-qualified mutual fund custodial products and payout annuities for pre-retirement wealth accumulation and post-retirement income management sold through multiple channels.

Investment Management

The Investment Management business provides investment products and retirement solutions through a broad range of traditional and alternative asset classes, geographies and styles, in separate accounts, pooled accounts, annuity portfolios and mutual funds. Products and services are offered to institutional clients, including public, corporate and union retirement plans, endowments and foundations and insurance companies, as well as individual investors and affiliated U.S. businesses and are distributed through the Company's direct sales force, consultant channel and intermediary partners (such as banks, broker-dealers and independent financial advisers).

Insurance Solutions

The Insurance Solutions business provides its products through two segments: Individual Life and Employee Benefits. The Individual Life segment provides wealth protection and transfer opportunities through universal, variable and term products, distributed through independent channels to meet the needs of a broad range of customers from the middle market through affluent market segments. The Employee Benefits segment provides stop loss, group life, voluntary employee paid and disability products to mid-sized and large businesses.

Corporate

Corporate includes corporate operations and corporate level assets and financial obligations. The Corporate segment includes investment income on assets backing surplus in excess of amounts held at the segment level, financing and interest expenses, other items not allocated to segments, such as certain expenses and liabilities of employee benefit plans and intercompany eliminations.

Closed Blocks

Closed Blocks include the Closed Block Variable Annuity, Closed Block Institutional Spread Products and Closed Block Other, which are in run-off. Closed Block Variable Annuity and Closed Block Institutional Spread Products (which issues guaranteed investment contracts and funding agreements) are no longer being actively marketed and sold, but are managed to protect regulatory reserves and rating agency capital from equity market movements. The Closed Block Other segment mainly consists of the contingent consideration and loss related to the 2010 sale of three of the Company’s broker dealers and the amortization of the deferred gain related to the divestment of Group Reinsurance in 2010 via reinsurance and the Individual Reinsurance segment that was divested in 2004 via reinsurance.

Measurement

Operating earnings before income taxes is an internal measure used by management to evaluate segment performance. The Company uses the same accounting policies and procedures to measure segment operating income (loss) before income taxes as it does for consolidated net income (loss). Operating earnings before income taxes does not replace net income (loss) as the U.S. GAAP measure of the Company’s consolidated results of operations. However, the Company believes that the definitions of operating earnings before income taxes provide users with a more valuable measure of its business and segment performances and enhance the understanding of the Company’s performance by highlighting performance drivers. Each segment’s income (loss) before income taxes is calculated by making adjustments for the following items:

•
Net investment gains (losses), net of related amortization of DAC, VOBA, sales inducements and unearned revenue. Net investment gains (losses) include gains (losses) on the sale of securities, impairments, changes in the fair value of investments using the FVO unrelated to the implied loan-backed security income recognition for certain mortgage-backed obligations and changes in the fair value of derivative instruments, excluding realized gains (losses) associated with swap settlements and accrued interest;

•
Net guaranteed benefit hedging gains (losses), which include changes in the fair value of derivatives related to guaranteed benefits, net of related reserve increases (decreases) and net of related amortization of DAC, VOBA and sales inducements, less the estimated cost of these benefits. The estimated cost, which is reflected in operating results, reflects the expected cost of these benefits if markets perform in line with the Company's long-term expectations and includes the cost of hedging. All other derivative and reserve changes related to guaranteed benefits are excluded from operating results, including the impacts related to changes in the Company's nonperformance spread;

•	Income (loss) related to business exited through reinsurance or divestment;

•	Income (loss) attributable to noncontrolling interests;

•	Income (loss) related to early extinguishment of debt;

•	Impairment of goodwill, value of management contract rights and value of customer relationships acquired;

•	Immediate recognition of net actuarial gains (losses) related to the Company’s pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments; and

•
Other items, including restructuring expenses (severance, lease write-offs, etc.), integration expenses related to the Company’s acquisition of CitiStreet and certain third-party expenses related to the anticipated divestment of the Company by ING Group.

Operating earnings before income taxes also does not reflect the results of operations of the Company's Closed Block Variable Annuity segment, since this segment is managed to focus on protecting regulatory reserves and rating agency capital rather than achieving operating metrics. When the Company presents the adjustments to Income (loss) before income taxes on a consolidated basis, each adjustment excludes the relative portions attributable to the Company's Closed Block Variable Annuity segment.

The summary below reconciles operating income (loss) before income taxes for the segments to Income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$448.6	$441.9	$469.6
Annuities	102.2	387.6	115.0
Investment Management	134.5	87.5	50.1
Insurance Solutions:
Individual Life	196.2	279.3	313.5
Employee Benefits	109.4	83.3	82.0
Total Ongoing Businesses	990.9	1,279.6	1,030.2
Corporate	(182.3)	(230.2)	(399.1)
Closed Blocks:
Closed Block Institutional Spread Products	45.7	83.2	(3.8)
Closed Block Other	64.0	(13.0)	(6.7)
Closed Blocks	109.7	70.2	(10.5)
Total operating income (loss) before income taxes	918.3	1,119.6	620.6

Adjustments:
Closed Block Variable Annuity	(692.3)	(564.5)	(220.2)
Net investment gains (losses) and related charges and adjustments	455.5	71.8	(96.4)
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	97.2	(269.4)	(30.0)
Loss related to businesses exited through reinsurance or divestment	(45.8)	(35.1)	(3.3)
Income (loss) attributable to noncontrolling interests	138.2	190.9	(10.3)
Loss on early extinguishment of debt	—	—	(108.3)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments	(165.0)	(157.8)	(47.5)
Other adjustments to operating income	(100.1)	(77.7)	(66.8)
Income (loss) before income taxes	$606.0	$277.8	$37.8

Operating revenues is a measure of the Company's segment revenues. The Company calculates operating revenues by adjusting each segment's revenues for the following items:

•
Net realized investment gains (losses) and related charges and adjustments include gains (losses) on the sale of securities, impairments, changes in the fair value of investments using the fair value option ("FVO") unrelated to the implied loan-backed security income recognition for certain mortgage-backed obligations and changes in the fair value of derivative instruments, excluding realized gains (losses) associated with swap settlements and accrued interest. These are net of related amortization of unearned revenue;

•
Gain (loss) on change in fair value of derivatives related to guaranteed benefits include changes in the fair value of derivatives related to guaranteed benefits, less the estimated cost of these benefits. The estimated cost, which is reflected in operating results, reflects the expected cost of these benefits if markets perform in line with the Company's long-term expectations and includes the cost of hedging. All other derivative and reserve changes related to guaranteed benefits are excluded from operating revenues, including the impacts related to changes in the Company's nonperformance spread;

•	Revenues related to businesses exited through reinsurance or divestment;

•	Revenues attributable to noncontrolling interests; and

•
Other adjustments to operating revenues primarily reflect fee income earned by the Company's broker-dealers for sales of non-proprietary products, which are reflected net of commission expense in the Company's segments’ operating revenues.

Operating revenues also do not reflect the revenues of the Company's Closed Block Variable Annuity segment, since this segment is managed to focus on protecting regulatory reserves and rating agency capital rather than achieving operating metrics. When the Company presents the adjustments to Total revenues on a consolidated basis, each adjustment excludes the relative portions attributable to the Company's Closed Block Variable Annuity segment.

The summary below reconciles operating revenues for the segments to Total revenues for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Retirement Solutions:
Retirement	$2,271.9	$2,225.4	$2,179.0
Annuities	1,307.0	1,401.4	1,482.5
Investment Management	545.5	491.9	454.5
Insurance Solutions:
Individual Life	2,793.9	2,785.0	2,613.4
Employee Benefits	1,251.2	1,246.2	1,277.8
Total Ongoing Businesses	8,169.5	8,149.9	8,007.2
Corporate	65.9	(13.7)	(132.3)
Closed Blocks:
Closed Block Institutional Spread Products	127.2	188.1	167.6
Closed Block Other	43.8	52.2	64.3
Closed Blocks	171.0	240.3	231.9
Total operating revenues	8,406.4	8,376.5	8,106.8

Adjustments:
Closed Block Variable Annuity	(70.0)	794.9	677.7
Net realized investment gains (losses) and related charges and adjustments	603.4	219.2	47.7
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	83.1	(399.0)	(66.9)
Revenues related to businesses exited through reinsurance or divestment	64.6	116.1	137.6
Revenues (loss) attributable to noncontrolling interests	313.8	399.1	143.2
Other adjustments to operating revenues	214.0	212.0	228.1
Total revenues	$9,615.3	$9,718.8	$9,274.2

Segment Information

The following is a summary of certain financial information for the Company’s segments for the years ended December 31, 2012, 2011 and 2010.

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Years Ended December 31,
	2012	2011	2010
Investment management intersegment revenues	$157.6	$164.1	$156.8

The summary below presents Total assets for the Company’s segments as of December 31, 2012 and 2011:

	2012	2011
Retirement Solutions:
Retirement	$86,504.3	$76,076.8
Annuities	27,718.6	29,969.5
Investment Management	498.5	507.6
Insurance Solutions:
Individual Life	25,319.0	24,527.8
Employee Benefits	2,657.0	2,586.6
Total Ongoing Businesses	142,697.4	133,668.3
Corporate	5,593.4	3,328.6
Closed Blocks:
Closed Block Variable Annuity	49,157.6	47,564.3
Closed Block Institutional Spread Products	4,392.2	6,234.7
Closed Block Other	8,239.1	8,821.6
Closed Blocks	61,788.9	62,620.6
Total assets of segments	210,079.7	199,617.5
Noncontrolling interest	6,314.5	3,955.3
Total assets	$216,394.2	$203,572.8